Financial instruments - Additional Information (Detail) £ in Millions	Jun. 30, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	23.80%
Risk adjusted discount rate	2.40%
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	£ 8.9
Decrease in combined liabilities due to earn out and put option arrangement	8.7
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	6.6
Decrease in combined liabilities due to earn out and put option arrangement	£ 6.9